S000006016 [Member] Expense Example - Permanent Portfolio	Jan. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	980
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	2,117
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	601
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	$ 1,712